Document And Entity Information	Apr. 29, 2022
Document Information [Line Items]
Entity, Registrant Name	Superior Group of Companies, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 29, 2022
Entity, Incorporation, State or Country Code	FL
Entity, File Number	001-05869
Entity, Tax Identification Number	11-1385670
Entity, Address, Address Line One	10055 Seminole Blvd
Entity, Address, City or Town	Seminole
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33772
City Area Code	727
Local Phone Number	397-9611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SGC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000095574